SCHEDULE OF ESTIMATED FAIR VALUE OF INVESTMENT SECURITIES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	$ 163,257	$ 434
Available for sale securities, unrecognized holding gain	16
Available for sale securities, unrecognized holding loss	567	11
Available for sale securities, estimated fair value	162,706	423
US Treasury Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	4,198	198
Available for sale securities, unrecognized holding gain	5
Available for sale securities, unrecognized holding loss
Available for sale securities, estimated fair value	4,203	198
Collateralized Mortgage-Backed Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	99,656
Available for sale securities, unrecognized holding gain	6
Available for sale securities, unrecognized holding loss	237
Available for sale securities, estimated fair value	99,425
Municipal [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	158	236
Available for sale securities, unrecognized holding gain
Available for sale securities, unrecognized holding loss	2	11
Available for sale securities, estimated fair value	156	$ 225
Agency Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	2,000
Available for sale securities, unrecognized holding gain	3
Available for sale securities, unrecognized holding loss
Available for sale securities, estimated fair value	2,003
Agency Guaranteed Student Loan Bonds [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	57,245
Available for sale securities, unrecognized holding gain	2
Available for sale securities, unrecognized holding loss	328
Available for sale securities, estimated fair value	$ 56,919